ORDINARY SHARES AND TREASURY STOCK (Details) $ / shares in Units, $ in Thousands, $ in Thousands								1 Months Ended		12 Months Ended
	Apr. 24, 2021 USD ($) shares	Apr. 24, 2021 HKD ($) shares	Dec. 03, 2020 shares	Aug. 22, 2020 USD ($) shares	Aug. 22, 2020 HKD ($) shares	Mar. 08, 2019 Vote $ / shares shares	Sep. 22, 2016 Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($) shares	Dec. 31, 2019 HKD ($)	Nov. 03, 2021 shares	Jun. 11, 2021 shares	Mar. 31, 2019 shares	Sep. 21, 2016 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized							403,750,000										807,500
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00001	$ 0.00001										$ 0.0050
Number of vote | Vote							1
Net proceeds after deducting commissions and offering expenses										$ 1,391,933	$ 10,856,524	$ 2,339,718	$ 1,259,317
Number of shares repurchased										1,178,755,000	1,178,755,000
Average price of share repurchase | $ / shares										$ 5.13
Total consideration										$ 151,200	$ 1,178,800
ADR
Class of Stock [Line Items]
Number of shares authorized to repurchase										29,462,760
Number of shares repurchased										29,462,760	29,462,760
Average price of share repurchase | $ / shares										$ 41.04
ADR | Maximum
Class of Stock [Line Items]
Number of shares authorized to repurchase														300,000,000.0
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized						48,700,000,000		48,700,000,000		48,700,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00001		$ 0.00001		$ 0.00001
Number of vote | Vote						1
Issuance of ordinary shares (in shares)	87,400,000	87,400,000		76,000,000	76,000,000
Net proceeds after deducting commissions and offering expenses	$ 1,398,000	$ 10,857,000		$ 301,800	$ 2,339,700
Number of shares issued and outstanding preferred shares converted into ordinary shares																237,129,043
Redesignation of ordinary shares into Class B ordinary shares (in shares)			50,000,000
Shares issued upon exercise of employee share options (in shares)										5,875,592	5,875,592	5,048,824
Shares issued upon vest of outstanding restricted shares units										929,672	929,672	0
Class A ordinary shares | Concurrent Private Placement
Class of Stock [Line Items]
Aggregate gross proceeds from private placement								$ 262,500	$ 2,035,000
Price per share | $ / shares								$ 4.89751
Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized						800,000,000		800,000,000		800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.00001		$ 0.00001
Number of vote | Vote						20
Ordinary shares, number of shares undesignated with par value						500,000,000
Number of shares issued and outstanding preferred shares converted into ordinary shares																140,802,051
Pre-funded warrants | Class A ordinary shares
Class of Stock [Line Items]
Warrants to purchase shares of ordinary shares								53,600,000		53,599,890
Shares cancelled										110
Warrants exercise price | $ / shares								$ 0.00001
Pre-funded warrants | Class A ordinary shares | Concurrent Private Placement
Class of Stock [Line Items]
Warrants to purchase shares of ordinary shares								53,600,000							53,599,890
Shares cancelled															110
Warrants exercise price | $ / shares								$ 0.00001